Warrants - Schedule of Fair Value (Details) - USD ($) $ / shares in Units, $ in Thousands			6 Months Ended	12 Months Ended
		Feb. 25, 2025	Jun. 30, 2025	Dec. 31, 2024
June 2022 Warrants [Member]
Schedule of Fair Value [Line Items]
Dividend yield (%)			0.00%	0.00%
Expected volatility (%)			72.00%	72.00%
Risk-free interest rate (%)			3.987%	4.38%
Underlying share price ($) (in Dollars per share)			$ 6.53	$ 7.56
Exercise price ($) (in Dollars per share)			$ 1,435.98	$ 1,435.98
Warrants fair value ($) (in Dollars)	[1]
Debenture Warrants [Member]
Schedule of Fair Value [Line Items]
Dividend yield (%)		0.00%	0.00%
Expected volatility (%)		110.16%	149.11%
Risk-free interest rate (%)		4.12%	3.77%
Underlying share price ($) (in Dollars per share)		$ 7.78	$ 6.53
Exercise price ($) (in Dollars per share)		$ 11.6172	$ 11.6172
Warrants fair value ($) (in Dollars)		$ 1,750	$ 1,568

[1]	Less than $1